Provision for judicial and administrative proceedings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 960,881	R$ 886,947
Additions, net of reversals	247,227	278,789
Payments	(242,597)	(316,804)
Monetary adjustment	146,642	111,949
Ending balance	1,112,153	960,881
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	309,019	245,432
Additions, net of reversals	130,164	175,715
Payments	(133,649)	(194,501)
Monetary adjustment	87,438	82,373
Ending balance	392,972	309,019
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	192,132	213,026
Additions, net of reversals	79,613	71,961
Payments	(84,165)	(98,730)
Monetary adjustment	26,870	5,875
Ending balance	214,450	192,132
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	429,951	399,288
Additions, net of reversals	35,978	31,078
Payments	(21,192)	(23,539)
Monetary adjustment	28,654	23,124
Ending balance	473,391	429,951
Provision For Regulatory [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	29,779	29,201
Additions, net of reversals	1,472	35
Payments	(3,591)	(34)
Monetary adjustment	3,680	577
Ending balance	R$ 31,340	R$ 29,779